                            [MASCO CORPORATION LOGO]

                                             March 16, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  2004 ANNUAL REPORT ON FORM 10-K

Dear Sirs:

     This letter accompanies the electronic filing of the Masco Corporation annual report on Form 10-K for the year ended December 31, 2004. Please be advised that the financial statements contained in the Form 10-K do not reflect any changes from the preceding year in any accounting principles or practice, or in the method of applying such principles or practices other than as explained in the Notes to the Consolidated Financial Statements and in response to guidelines issued by the Securities and Exchange Commission.


                                        Very truly yours,

                                        /s/ Timothy Wadhams
                                        ----------------------------
                                        Timothy Wadhams
                                        Senior Vice President and
                                         Chief Financial Officer










                              21001 VAN BORN ROAD
                             TAYLOR, MICHIGAN 48180
                                  313-274-7400